ACCRUED EXPENSES AND OTHER SHORT-TERM LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2026
ACCRUED EXPENSES AND OTHER SHORT-TERM LIABILITIES
Schedule of accrued expenses and other payables

	June 30, 2026	December 31, 2025
	(unaudited)
Employees and payroll accruals	$2,321	$1,831
Accrued expenses	765	710
Deferred revenues	3,106	2,842
Consideration payable in connection with a business combination	124	139
Other	586	395
	$6,902	$5,917